RIGHT OF USE ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
SCHEDULE OF RIGHT OF USE ASSETS

The Company has three leases with expiration dates of May 31, 2026, January 31, 2027, and September 30, 2028.

Total
Cost
Balance at December 31, 2025 and March 31, 2026	$1,455,039

Accumulated depreciation
Balance at December 31, 2024	$1,082,695
Charge for the year	142,728
Balance at December 31, 2025	$1,225,423
Charge for the period	35,681
Balance at March 31, 2026	$1,261,104

Net book value:
December 31, 2025	$229,616
March 31, 2026	$193,935

SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES
	March 31, 2026	December 31,2025
Buildings	$193,935	$229,616